Financial Liabilities - Schedule of Outstanding Promissory Notes Payable to Financial Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities - Schedule of Outstanding Promissory Notes Payable to Financial Liabilities (Details) [Line Items]
Remaining unamortized debt issuance costs		$ (138)	$ (1,062)
Financial liabilities, net of issuance costs	$ 6,514	1,925	$ 7,188
Derivative liability	666
Loans Payable [Member]
Financial Liabilities - Schedule of Outstanding Promissory Notes Payable to Financial Liabilities (Details) [Line Items]
Remaining loan balances	8,250	2,063
Debt Issuance Costs [Member]
Financial Liabilities - Schedule of Outstanding Promissory Notes Payable to Financial Liabilities (Details) [Line Items]
Remaining unamortized debt issuance costs	$ (1,736)	$ (138)